Discontinued Operations – Assets Held for Sale	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Discontinued Operations – Assets Held for Sale [Abstract]
Discontinued Operations – Assets Held for Sale

17. Discontinued Operations – Assets Held for Sale

On October 3, 2024, the Company sold Solis Bond Company DAC, a company formed under the laws of Ireland and an indirect wholly owned subsidiary of the Company, and its subsidiaries in Romania to Solis Trustee Special Vehicle Limited, the Solis Bondholders’ ownership vehicle, for €1 in accordance with the terms of the Solis Bonds, as amended. As a result of the sale, the Company eliminated approximately $115 million in debt and payables related to Solis activities and improved shareholders equity by approximately $59 million. Solis accounted for 98% of group revenues for the nine months ended September 30, 2024.

As the exit of this market represents a strategic shift for the Company, the assets were classified as discontinued operations in accordance with ASC 205-20. As of December 31, 2023, the Solis and Romanian assets were classified as disposal groups held for sale. The balances and results of the Romanian and Solis disposal groups are presented below.

	As of September 30	As of December 31
Solis and Subsidiaries in Romania	2024	2023
	(in thousands)
Assets:
Cash & cash equivalents	$710	$577
Restricted cash	5	19,161
Accounts receivable, net	931	648
Other current assets	11,688	6,503
Property, plant, equipment, net	42,709	43,762
Operating leases, non-current assets	166	196
Total assets held for sale	$56,209	$70,847

Liabilities:
Accounts payable	$2,709	$1,494
Green bonds	90,266	166,122
Operating leases, current liabilities	47	47
Other current liabilities	22,060	14,809
Operating leases, non-current liabilities	121	150
Other non-current liabilities	208	197
Total liabilities to be disposed of	$115,411	$182,819

Net assets held for sale	$(59,202)	$(111,972)

	Three Months Ended September 30		Nine Months Ended September 30,
Solis and Subsidiaries in Romania	2024	2023	2024	2023
	(in thousands)		(in thousands)

Revenues	$3,649	$5,161	$9,488	$13,276

Operating Expenses
Cost of revenues	(1,374)	(662)	(3,678)	(2,217)
Selling, general, and administrative	(77)	(986)	(1,559)	(2,487)
Depreciation, amortization, and accretion	(504)	(608)	(1,495)	(1,490)
Costs of disposal of assets	(635)	-	(730)	-
Development costs	-	(18)	-	(438)
Total operating expenses	(2,590)	(2,274)	(7,462)	(6,632)

Income/(loss) from discontinued operations	1,059	2,887	2,026	6,644

Other income/(expense):
Interest expense	(3,428)	(3,825)	(8,412)	(10,599)
Solis bond waiver	-	(11,221)	-	(11,221)
Other expense	-	-	(221)	(7)
Total other expenses	(3,428)	(15,046)	(8,633)	(21,827)
Loss before provision for income taxes	(2,369)	(12,159)	(6,607)	(15,183)
Income taxes	-	-	-	-
Net loss from discontinued operations	$(2,369)	$(12,159)	$(6,607)	$(15,183)

Impact on EPS
Net loss attributable to common stockholders, basic and diluted	(2,369)	(12,159)	(6,607)	(15,183)
Net loss per share attributable to common stockholders, basic and diluted	(0.72)	(5.29)	(2.00)	(6.60)
Weighted-average common stock outstanding, basic & diluted	3,311,194	2,300,000	3,311,194	2,300,000

20.	Discontinued Operations – Assets Held for Sale

In July 2023, the Company engaged multiple parties to market the Polish and Netherlands assets to potential buyers. In the fourth quarter of 2023, the Company decided to proceed with the sales of the 6 PV parks in Poland and 1 park in the Netherlands. As the exit of these two markets represented a strategic shift for the Company, the assets were classified as discontinued operations in accordance with ASC 205-20. As of December 31, 2023, the Polish and Netherlands assets were classified as disposal groups held for sale. The Company sold the Polish assets on January 18, 2024 and the Netherland assets on February 21, 2024. The balances and results of the Polish and Netherlands disposal groups are presented below:

	As of December 31
Poland	2023	2022
	(in thousands)
Assets:
Cash & cash equivalents	$630	$431
Other current assets	443	1,105
Property, plant, and equipment, net	63,107	69,656
Operating leases, non-current - assets	5,923	5,378
Total assets held for sale	$70,103	$76,570

Liabilities:
Accounts payable	$2,935	$1,760
Operating leases, current – liabilities	281	233
Other current liabilities	1,549	1,157
Operating leases, non-current - liabilities	5,798	4,995
Other non-current liabilities	985	824
Total liabilities to be disposed of	$11,548	$8,969

Net assets held for sale	$58,555	$67,601

	Year Ended December 31,
Poland	2023	2022
	(in thousands)

Revenues	$7,593	$10,709

Operating Expenses
Cost of revenues	(3,768)	(4,104)
Depreciation, amortization, and accretion	(2,563)	(2,482)
Loss on disposal of asset	(130)	-
Total operating expenses	(6,461)	(6,586)

Income from discontinued operations	1,132	4,123

Other income/(expense):
Impairment loss recognized on the remeasurement to fair value less costs to sell	(11,766)	-
Interest expense	(5,650)	(3,893)
Other expense	(157)	(30)
Total other expenses	$(17,573)	$(3,923)
Income/(Loss) before provision for income taxes	$(16,441)	200
Income taxes	-	(21)
Net income/(loss) from discontinued operations	$(16,441)	$179

Impact of discontinued operations on EPS
Net income/(loss) attributable to common stockholders, basic	$(16,441)	$179
Net income/(loss) attributable to common stockholders, diluted	(16,441)	179
Net income/(loss) per share attributable to common stockholders, basic	$(0.28)	$0.00
Net income/(loss) per share attributable to common stockholders, diluted	0.00	0.00
Weighted-average common stock outstanding, basic	57,862,598	57,500,000
Weighted-average common stock outstanding, diluted	57,862,598	57,500,000

Immediately before the classification of the disposal groups as discontinued operations, the recoverable amount was estimated for certain items of property, plant and equipment and impairment loss was identified. Following the classification, a write-down of ($11.8) million was recognized on December 31, 2023 to reduce the carrying amount of the assets in the disposal group to their fair value less costs to sell. This was recognized in discontinued operations in the statement of profit or loss. Fair value measurement disclosures are provided in Footnote 5.

	As of December 31,
Netherlands	2023	2022
	(in thousands)
Assets:
Cash & cash equivalents	$155	$13
Accounts receivable, net	99	487
Other current assets	58	82
Property, plant, and equipment, net	7,845	7,984
Operating leases, non-current – assets	1,469	1,438
Other non-current assets	1,214	1,176
Total assets held for sale	$10,840	$11,180

Liabilities:
Accounts payable	$925	$23
Operating leases, current – liabilities	55	52
Other current liabilities	430	235
Operating leases, non-current – liabilities	1,301	1,312
Total liabilities to be disposed of	$2,711	$1,622

Net assets held for sale	$8,129	$9,558

	Year Ended December 31,
Netherlands	2023	2022
	(in thousands)

Revenues	$2,840	$1,596

Operating Expenses
Cost of revenues	(450)	(368)
Depreciation, amortization, and accretion	(400)	(500)
Loss on disposal of asset	(7)	-
Total operating expenses	(857)	(868)

Income from discontinued operations	1,983	728

Other income/(expense):
Interest expense	(1,131)	(787)
Other expense	(62)	-
Total other expenses	$(1,193)	$(787)
Income/(Loss) before provision for income taxes	$790	$(59)
Income taxes	(161)	-
Net income/(loss) from discontinued operations	$629	$(59)

Impact of discontinued operations on EPS
Net income/(loss) attributable to common stockholders, basic	$629	$(59)
Net income/(loss) attributable to common stockholders, diluted	629	(59)
Net income/(loss) per share attributable to common stockholders, basic	$0.01	$(0.00)
Net income/(loss) per share attributable to common stockholders, diluted	0.01	(0.00)
Weighted-average common stock outstanding, basic	57,862,598	57,500,000
Weighted-average common stock outstanding, diluted	57,862,598	57,500,000

Immediately before the classification of the disposal groups as discontinued operations, the recoverable amount was estimated for certain items of property, plant and equipment and no impairment loss was identified. As of December 31, 2023, there were no further write-downs as the carrying amounts of the disposal groups did not fall below its fair value less costs to sell.